Other long-term debt - Maturities of Long-term Debt (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Less: current portion of other long-term debt	$ (911,485,562)	$ (970,185,445)
Total other long-term debt	1,013,015,628	$ 1,036,690,627
Other Long-Term Debt [Member]
Debt Instrument [Line Items]
2021	911,485,562
2022	581,851,524
2023	391,021,380
2024	0
2025 and thereafter	40,142,724
Less: current portion of other long-term debt	(911,485,562)
Total other long-term debt	$ 1,013,015,628